TAXATION (Schedule of Roll-forward of Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXATION
Balance at beginning of year	$ 45,712	$ 65,898	$ 78,637
Decrease relating to expiration of applicable statute of limitations and reversal	(21,843)	(19,195)	(7,064)
Foreign currency translation adjustments	(459)	(991)	(5,675)
Balance at end of year	$ 23,410	$ 45,712	$ 65,898